Delaware Tax-Exempt Income Fund
Delaware Tax-Exempt Income Fund
What is the Fund’s investment objective?
Delaware Tax-Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Exempt Income Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Exempt Income Fund	Class A		Institutional Class	Class R6
Management fees	0.50%		0.50%	0.50%
Distribution and service (12b-1) fees	0.25%		none	none
Other expenses	0.14%		0.14%	0.11%
Total annual fund operating expenses	0.89%		0.64%	0.61%
Fee waivers and expense reimbursements	(0.10%)	[1]	none	none
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%		0.64%	0.61%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A shares' 12b-1 fees to no more than 0.15% of average daily net assets from July 19, 2019 through October 31, 2021. This waiver may be terminated only by agreement of the Distributor and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Exempt Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	353	531
Institutional Class	65	205
Class R6	62	195

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Fund’s investment manager, Delaware Management Company (Manager), to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 3 and 10 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to raise taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Exempt Income Fund performed?

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Delaware Tax-Exempt Opportunities Fund
Delaware Tax-Exempt Opportunities Fund
What is the Fund’s investment objective?
Delaware Tax-Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and, secondarily, total return.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Exempt Opportunities Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Exempt Opportunities Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.18%	0.18%	0.13%
Total annual fund operating expenses		0.98%	0.73%	0.68%
Fee waivers and expense reimbursements	[1]	(0.02%)	none	(0.02%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.96%	0.73%	0.66%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.96% and 0.66% of the Fund's average daily net assets for Class A shares and Class R6 shares, respectively, from July 19, 2019 through October 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Exempt Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	667	865
Institutional Class	75	233
Class R6	67	213

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. The Fund diversifies its assets among municipal bonds and securities of different states, municipalities, and US territories.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund also may invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard and Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Exempt Opportunities Fund performed?

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Delaware Tax-Free California II Fund
Delaware Tax-Free California II Fund
What is the Fund’s investment objective?
Delaware Tax-Free California II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Free California II Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Free California II Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.22%	0.22%	0.21%
Total annual fund operating expenses		1.02%	0.77%	0.76%
Fee waivers and expense reimbursements	[1]	(0.10%)	(0.13%)	(0.11%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.92%	0.64%	0.65%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92%, 0.64% and 0.65% of the Fund's average daily net assets for Class A shares. Institutional Class shares and Class R6 shares, respectively, from July 19, 2019 through October 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Free California II Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	663	862
Institutional Class	65	219
Class R6	66	220

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in California and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect California's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free California II Fund performed?

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Delaware Tax-Free New Jersey Fund
Delaware Tax-Free New Jersey Fund
What is the Fund’s investment objective?
Delaware Tax-Free New Jersey Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Free New Jersey Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Free New Jersey Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.22%	0.22%	0.24%
Total annual fund operating expenses		1.02%	0.77%	0.79%
Fee waivers and expense reimbursements	[1]	(0.12%)	(0.09%)	(0.12%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.90%	0.68%	0.67%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92%, 0.68% and 0.67% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from July 19, 2019 through October 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Free New Jersey Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	662	858
Institutional Class	69	228
Class R6	68	228

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Fund’s principal investment strategies?

Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of New Jersey (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New Jersey and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect New Jersey's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free New Jersey Fund performed?

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Delaware Tax-Free New York II Fund
Delaware Tax-Free New York II Fund
What is the Fund’s investment objective?
Delaware Tax-Free New York II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Free New York II Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Free New York II Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.14%	0.14%	0.15%
Total annual fund operating expenses		0.94%	0.69%	0.70%
Fee waivers and expense reimbursements	[1]	(0.08%)	(0.09%)	(0.08%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.86%	0.60%	0.62%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86%, 0.60% and 0.62% of the Fund's average daily net assets for Class A shares. Institutional Class shares and Class R6 shares, respectively, from July 19, 2019 through October 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Free New York II Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	658	842
Institutional Class	61	202
Class R6	63	207

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, including the federal alternative minimum tax, and from New York state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in New York and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect New York's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free New York II Fund performed?

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.

Delaware Tax-Free Oregon Fund
Delaware Tax-Free Oregon Fund
What is the Fund’s investment objective?
Delaware Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Tax-Free Oregon Fund	Class A	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Tax-Free Oregon Fund		Class A	Institutional Class	Class R6
Management fees		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees		0.25%	none	none
Other expenses		0.22%	0.22%	0.25%
Total annual fund operating expenses		1.02%	0.77%	0.80%
Fee waivers and expense reimbursements	[1]	(0.11%)	(0.11%)	(0.11%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.91%	0.66%	0.69%
[1]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.91%, 0.66% and 0.69% of the Fund's average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, from July 19, 2019 through October 31, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 3. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Tax-Free Oregon Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	663	860
Institutional Class	67	223
Class R6	70	233

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations after the date of this Prospectus, there is no portfolio turnover information available.

What are the Fund’s principal investment strategies?

Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and any applicable state income tax for individual residents of the state of Oregon (80% policy). However, the Fund typically attempts to invest all of its assets in securities that pay interest that is exempt from federal income tax and state income tax for individual residents of such state, but may invest up to 20% of its net assets in securities that pay interest that is subject to the federal alternative minimum tax. Such securities include obligations issued by municipalities and other authorities in Oregon and US possessions and territories. In certain cases, dividends paid by the Fund may also be exempt from local personal income taxes.

The Fund primarily invests in high quality municipal securities that are rated as, or, if unrated, are determined by the Manager to be, investment grade at the time of purchase. The Fund may invest in securities insured against default by independent insurance companies and revenue bonds. The Fund may also invest in variable and floating rate securities, as well as interest rate swaps, futures and options on futures to hedge against interest rate changes and inverse floaters to produce income.

To a lesser extent, the Fund may invest in high yield, below investment grade municipal bonds (commonly known as “high yield” or “junk bonds”). High yield bonds include those that are rated below Baa3 by Moody’s Investors Service, Inc. or below BBB- by Standard & Poor’s and unrated bonds that are determined by the Manager to be of equivalent quality. When making investment decisions, the Manager focuses on bonds that it believes can generate attractive and consistent income.

In selecting investments for the Fund, the Manager considers various factors, including: a security’s maturity, coupon, yield, credit quality, call protection and relative value and the outlook for interest rates and the economy. The Manager may sell a security for various reasons, including to replace it with a security that offers a higher yield or better value, respond to a deterioration in credit quality, or raise cash. The Manager generally considers any capital gains or losses that may be incurred upon the sale of an investment. In addition, the Manager considers the duration of the Fund’s portfolio when deciding whether to buy or sell a security.

The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Call risk — When interest rates fall, a callable bond issuer may “call” or repay the security before its stated maturity, and the Fund’s income may decline if it has to reinvest the proceeds at lower interest rates.

Concentration risk — The Fund’s returns will be affected significantly by events that affect Oregon's economy as well as legislative, political and judicial changes in the state. The Fund’s portfolio may be concentrated in a relatively small number of issuers.

Credit risk — An issuer may become unable or unwilling to pay interest or principal when due. The prices of debt securities are affected by the issuer’s credit quality and, for insured securities, the quality of the insurer. A municipal issuer’s ability to pay interest and principal may be adversely affected by factors such as economic, political, regulatory, or legal developments; a credit rating downgrade; or other adverse news. Revenue bonds are subject to the risk that the revenues underpinning the bonds may decline or be insufficient to satisfy the bonds’ obligations.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — In general, when interest rates rise, the market values of municipal securities decline, and when interest rates decline, the market values of municipal securities increase. Securities with longer maturities and durations are generally more sensitive to interest rate changes. The Fund typically purchases securities with longer maturities and durations and, therefore, has a high degree of interest rate risk. If interest rates decline, the Fund’s yield may decline and the rates paid on floating rate and variable rate securities will generally decline.

Liquidity risk — Certain investments, such as municipal securities and derivatives, may be difficult or impossible to sell at a favorable time or price, when, for example, the Fund requires liquidity to make redemptions. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. High yield securities tend to be less liquid.

Market risk — The prices of municipal securities may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, and interest rate fluctuations. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Municipal securities risk — Investments in municipal securities may be negatively affected by political, legal or judicial developments and by economic conditions that threaten the ability of municipalities to collect taxes or otherwise collect revenue.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Tax risk — The Fund may invest in securities that pay taxable interest and/or pay interest that is subject to the federal alternative minimum tax or effect transactions that produce taxable capital gains. Interest on municipal securities may also become subject to income tax due to an adverse legal change or other events.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Tax-Free Oregon Fund performed?

There is no performance information for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus. Once available, you may obtain the Fund’s most recently available month-end performance by calling 800 423-4026 or by visiting our website at delawarefunds.com/performance.